Patent and Trademarks	12 Months Ended
Dec. 31, 2014
Patent and Trademarks [Abstract]
PATENT AND TRADEMARKS

NOTE 6 – PATENT AND TRADEMARKS

On April 26, 2010, the Company acquired the technical contributions and assignment of all exclusive rights to and for the SampleMD patent from an officer and shareholder in exchange for 300,000 shares of common stock to be granted at the discretion of the seller in addition to 200,000 stock options, which expire in April 2015, that were valued at $360,000. The shares were valued on the grant date at $570,000 and have been recorded as a payable to the related party.

The Company has capitalized costs in purchasing and defending the SampleMD patent, which consisted of the following as of December 31, 2014 and 2013:

	2014	2013
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	170,937	87,993
New patents and trademarks	90,202	62,595
Accumulated amortization	(260,285)	(194,638)
Patent rights and intangible assets, net	$930,854	$885,950

The Company began amortizing the patent, using the straight-line method over the estimated useful life of 17 years, once it was put into service in July 2010. In 2013, the Company began incurring costs related to defense of the patent. These costs have been capitalized and will be amortized using the straight-line method over the remaining useful life of the original patent. Amortization expense was $65,647 and $57,874 for the years ended December 31, 2014 and 2013, respectively.